FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 17,486	$ 40,355
Long-term debt	115,266	$ 49,576
Interest payable	0
Contractual maturities relating to undiscounted cash flows	132,752
Contractual Cash Flows [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	17,486
Long-term debt	115,388
Interest payable	7,729
Contractual maturities relating to undiscounted cash flows	140,603
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	17,486
Long-term debt	11,605
Interest payable	4,682
Contractual maturities relating to undiscounted cash flows	33,773
1 to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	103,660
Interest payable	3,047
Contractual maturities relating to undiscounted cash flows	106,707
3 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	123
Interest payable	0
Contractual maturities relating to undiscounted cash flows	123
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Interest payable	0
Contractual maturities relating to undiscounted cash flows	$ 0